As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30,  2010

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock - 101.2%	Value

	Biomass: 1.6%
90,387	Boralex, Inc. - A*	$716,841

	Efficiency: 9.1%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*†	525,125
439,642	Composite Technology Corp.*	87,928
99,805	LSB Industries, Inc.*	1,853,379
4,445,888	Thermal Energy International, Inc.*†	237,656
53,700	WaterFurnace Renewable Energy, Inc.	1,362,724
		4,066,812

	Geothermal: 3.5%
351,369	Geodynamics Ltd.*	179,996
47,119	Ormat Technologies, Inc.	1,374,461
		1,554,457

	Hydro: 3.4%
93,453	Cia Energetica de Minas Gerais - ADR	1,531,695

	Solar: 58.3%
111,000	Canadian Solar, Inc.*	1,809,300
10,000	First Solar, Inc.*	1,473,500
232,400	JA Solar Holdings Co Ltd. - ADR*	2,168,292
230,200	LDK Solar Co., Ltd. - ADR*	2,366,456
131,780	MEMC Electronic Materials, Inc.*	1,570,818
31,050	Phoenix Solar AG	1,112,406
1,561,801	PV Crystalox Solar PLC	1,232,846
192,400	Renesola Ltd. - ADR*	2,405,000
490,324	Renewable Energy Corp. ASA*	1,660,773
35,802	SAG Solarstrom AG	167,897
11,210	SMA Solar Technology AG	1,238,305
98,254	Solarworld AG	1,232,294
59,700	STR Holdings, Inc.*	1,285,938
107,020	SunPower Corp. - Class B *	1,483,297
135,191	Suntech Power Holdings Co., Ltd. - ADR*	1,303,241
66,700	Trina Solar Ltd. - ADR*	2,013,006
115,200	Yingli Green Energy Holding Co., Ltd. - ADR*	1,594,368
		26,117,737

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock - 101.2%	Value

	Wind: 25.3%
18,200	Acciona SA	$1,537,301
1,190,668	Clipper Windpower PLC*	981,967
222,600	EDP Renovaveis SA*	1,259,359
152,219	Gamesa Corp Tecnologica SA*	1,065,579
297,200	Greentech Energy Systems*	1,152,528
1,313,600	Hansen Transmissions International NV*	982,239
409,000	Iberdrola Renovables SA	1,359,356
1,051,616	Theolia SA*	1,792,022
31,315	Vestas Wind Systems A/S*	1,180,012
		11,310,363

	Total Common Stock	45,297,905
	(cost $65,502,812)

	Total Investments in Securities	45,297,905
	(cost $65,502,812): 101.2%

	Liabilities in Excess of Other Assets: (1.2)%	(521,866)

	Net Assets: 100%	44,776,039

* Non-income producing security.
† Illiquid.  Illiquid securities represent 1.7% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September, 2010 (Unaudited)

Shares	Common Stock: 99.5%	Value

	China: 32.6%
816,000	Angang Steel Co Ltd. - H Shares	$1,310,421
279,000	China Shenhua Energy Co. Ltd. - H Shares	1,154,282
774,000	China Shipping Development Co., Ltd. - H Shares	1,065,405
582,000	Dongfang Electric Corp., Ltd. - H Shares	2,734,155
1,174,636	Guangzhou Automobile Group Co. Ltd. - H Shares	2,022,611
794,000	iShares FTSE/Xinhua A50 CHINA Index ETF	1,268,951
670,000	Jiangxi Copper Co., Ltd. - H Shares	1,697,700
22,250	Perfect World Co. Ltd. - ADR*	570,935
1,490,000	PetroChina Co., Ltd. - H Shares	1,734,110
1,714,000	Shenzhen Expressway Co., Ltd. - H Shares	896,891
16,650	Sohu.com Inc.*	959,373
198,000	Weichai Power Co., Ltd. - H Shares	2,092,578
616,800	Yanzhou Coal Mining Co., Ltd. - H Shares	1,513,610
		19,021,022

	Hong Kong: 14.5%
618,000	Chen Hsong Holdings†	261,255
110,500	China Mobile Ltd.	1,131,511
715,000	CNOOC Ltd.	1,385,979
140,970	Esprit Holdings Ltd.	764,912
129,266	HSBC Holdings PLC	1,327,839
286,000	Kingboard Chemical Holdings Ltd.	1,448,642
1,048,000	Kunlun Energy Co. Ltd.	1,353,417
1,099,000	Pacific Basin Shipping Ltd.	793,210
		8,466,765

	Indonesia: 7.7%
384,000	Indo Tambangraya Megah PT	1,789,849
2,111,000	International Nickel Indonesia Tbk PT	1,153,067
1,522,000	Telekomunikasi Indonesia Tbk PT	1,568,896
		4,511,812

	Malaysia: 2.3%
166,700	DiGi.Com Bhd	1,312,216

	Singapore: 5.4%
956,000	Indofood Agri Resources Ltd.*	1,642,886
901,000	Straits Asia Resources Ltd.	1,507,262
		3,150,148

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September, 2010 (Unaudited)

Shares	Common Stock: 99.5%	Value

	South Korea: 10.5%
11,255	Hyundai Mobis	$2,536,755
3,970	POSCO	1,796,553
2,635	Samsung Electronics Co. Ltd.	1,795,567
		6,128,875

	Taiwan: 17.1%
1,127,571	China Steel Corp.	1,165,774
204,000	Himax Technologies Inc. - ADR*	505,920
141,487	HTC Corp.	3,210,930
1,034,145	Lite-On Technology Corp.	1,304,204
220,000	Novatek Microelectronics Corp. Ltd.	623,210
2	Shin Zu Shing Co,. Ltd.	6
830,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,647,168
822,257	Wistron Corp.	1,500,205
		9,957,417

	Thailand: 9.3%
234,500	Electricity Generating PCL/Foreign	718,567
814,000	Glow Energy PCL/Foreign	1,146,573
239,000	PTT Exploration & Production PCL/Foreign	1,212,718
130,700	PTT PCL/Foreign	1,274,702
1,347,100	Thoresen Thai Agencies PCL/Foreign	1,069,691
		5,422,251

	Total Common Stocks	57,970,507
	(cost $42,662,510)

	Warrants - 0%#

	Hong Kong - 0%#
28,600	Kingboard Chemical Holdings Ltd., Wts 40HKD, Exp.10/31/12*	17,841
		17,841

	Total Warrants	17,841
	(cost $0)
	Total Investments in Securities	57,988,348
	(cost $42,662,510): 99.5%

	Other Assets Less Liabilities: 0.5%	278,591

	Net Assets 100%	$58,266,939

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.5% of net assets.
# Less than 0.1% of net assets.
ADR - American Depository Receipt
HKD - Hong Kong Dollar

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 100.1%	Value

	Australia: 3.8%
73,806	Incitec Pivot Ltd.	$256,100

	China: 13.9%
107,801	Angang Steel Co., Ltd. - H Shares	173,119
90,000	China Shipping Development Co., Ltd. - H Shares	123,884
241,000	Pacific Textile Holdings Ltd.	133,253
265,000	People's Food Holdings Ltd.	127,956
1,560	PetroChina Co., Ltd. - ADR	181,615
80,000	Yanzhou Coal Mining Co., Ltd. - H Shares	196,318
		936,145

	Hong Kong: 19.2%
86,500	BOC Hong Kong Holdings Ltd.	274,255
25,000	CLP Holdings Ltd.	199,611
30,988	Esprit Holdings Ltd.	168,143
3,924	HSBC Holdings PLC - ADR	198,515
37,000	Industrial & Commercial Bank of China Asia Ltd.	135,909
172,300	Pacific Basin Shipping Ltd.	124,359
19,000	VTech Holdings Ltd.	194,191
		1,294,983

	Indonesia: 5.7%
30,500	Indo Tambangraya Megah PT	142,162
236,500	Telekomunikasi Indonesia Tbk PT	243,787
		385,949

	Malaysia: 3.0%
25,600	DiGi.Com Bhd	201,516

	Philippines: 2.7%
9,030	Globe Telecom, Inc.	183,131

	Singapore: 2.5%
12,000	United Overseas Bank Ltd.	167,166

	South Korea: 8.5%
3,620	KT&G Corp	215,882
490	POSCO	221,741
6,230	Woongjin Thinkbig Co Ltd.	136,866
		574,489

	Taiwan: 24.1%
206,381	China Steel Corp.	$213,373
155,394	Compal Electronics, Inc.	185,777
73,400	Depo Auto Parts Ind Co., Ltd.	200,877
44,500	Himax Technologies, Inc. - ADR	110,360

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 100.1%	Value

11,385	HTC Corp.	258,373
163,815	Lite-On Technology Corp.	206,594
25,000	St Shine Optical Co., Ltd.	259,271
95,000	Taiwan Semiconductor Manufacturing Co., Ltd.	188,531
		1,623,156

	Thailand: 16.7%
153,500	Glow Energy PCL/Foreign	216,215
40,900	PTT Chemical PCL/Foreign	181,928
25,100	PTT PCL/Foreign	244,797
247,500	Thai Plastic & Chemical PCL/Foreign	150,865
760,600	Thai Tap Water Supply PCL/Foreign	142,847
231,840	Thoresen Thai Agencies PCL/Foreign	184,097
		1,120,749

	Total Common Stock	6,743,384
	(cost $6,087,163)
	Total Investments in Securities	6,743,384
	(cost $6,087,163): 100.1%

	Liabilities in Excess of Other Assets: (0.1%)	(6,111)

	Net Assets: 100%	$6,737,273

ADR - American Depository Receipt

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 99.4%	Value

	Airlines: 2.9%
3,107,000	Cathay Pacific Airways Ltd.	$8,429,387

	Auto/Truck Parts & Equipment: 5.9%
1,603,800	Weichai Power Co., Ltd. - H Shares	16,949,883

	Auto-Cars/Light Trucks: 6.5%
4,670,000	Dongfeng Motor Group Co., Ltd. - H Shares	9,558,066
5,375,078	Guangzhou Automobile Group Co. Ltd. - H Shares	9,255,372
		18,813,438

	Batteries - Battery System: 3.1%
1,099,600	BYD Co., Ltd. - H Shares	8,836,369

	Cellular Telecom: 3.0%
841,000	China Mobile Ltd.	8,611,772

	Chemicals-Other: 2.4%
1,374,000	Kingboard Chemical Holdings Ltd.	6,959,562

	Coal: 5.5%
3,186,000	China Coal Energy Co. - H Shares	5,272,462
4,297,200	Yanzhou Coal Mining Co., Ltd. - H Shares	10,545,208
		15,817,670

	Commercial Banks: 12.5%
2,900,000	BOC Hong Kong Holdings Ltd.	9,194,662
8,281,000	China Construction Bank Corp. - H Shares	7,257,622
230,650	Dah Sing Financial Holdings Ltd.	1,783,641
747,891	HSBC Holdings PLC	7,682,442
9,874,000	Industrial & Commercial Bank of China - H Shares	7,355,693
228,400	Wing Hang Bank Ltd.	2,739,146
		36,013,206

	Computers: 2.4%
11,280,000	Lenovo Group Ltd.	6,963,816

	Distribution/Wholesale: 2.1%
3,452,000	Digital China Holdings Ltd.	6,015,201

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 99.4%	Value

	Energy-Alternate Sources: 5.4%
618,800	Renesola Ltd. - ADR*	$7,735,000
261,400	Trina Solar Ltd. - ADR*	7,889,052
		15,624,052

	Exchange Traded Funds (ETFs): 2.8%
5,043,000	iShares FTSE/Xinhua A50 CHINA Index ETF	8,059,596

	Gas-Distribution: 3.0%
1,196,000	Beijing Enterprises Holdings Ltd.	8,508,890

	Internet Application Software: 3.1%
410,000	Tencent Holdings Ltd.	8,962,153

	Internet Content-Entertainment: 1.3%
146,900	Perfect World Co., Ltd. - ADR*	3,769,454

	Machinery-General Industries: 0.5%
3,510,000	Chen Hsong Holdings†	1,483,828

	Metal-Copper: 2.7%
3,117,000	Jiangxi Copper Co., Ltd. - H Shares	7,898,106

	Oil - Integrated: 3.1%
7,748,000	PetroChina Co., Ltd. - H Shares	9,017,372

	Oil & Gas-Exploration & Production: 6.3%
5,088,000	CNOOC Ltd.	9,862,740
6,524,000	Kunlun Energy Co., Ltd.	8,425,280
		18,288,020

	Power Conversion / Supply Equipment: 4.8%
2,939,000	Dongfang Electric Corp., Ltd. - H Shares	13,807,014

	Public Thoroughfares: 1.0%
5,762,000	Shenzhen Expressway Co., Ltd. - H Shares	3,015,101

	Real Estate: 3.6%
14,634,000	Soho China Ltd.	10,392,434

	Real Estate Management/Service: 2.8%
8,736,000	Midland Holdings Ltd.	8,084,250

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 99.4%	Value

	Retail-Apparel: 1.1%
532,695	Esprit Holdings Ltd.	$2,890,436
698,000	Glorious Sun Enterprises Ltd.	276,183
		3,166,619

	Steel-Producers: 1.9%
3,359,000	Angang Steel Co Ltd. - H Shares	5,394,245

	Telecommunication Equipment: 2.6%
729,000	VTech Holdings Ltd.	7,450,808

	Transportation - Marine: 3.5%
4,680,000	China Shipping Development Co., Ltd. - H Shares	6,441,986
5,170,000	Pacific Basin Shipping Ltd.	3,731,481
		10,173,467

	Web Portals/ISP: 3.4%
126,540	Netease.com - ADR*	4,990,738
84,900	Sohu.com Inc.*	4,891,938
		9,882,676

	Total Common Stocks	286,388,389
	(costs $199,655,473)

	Warrants: 0.0% #

	Chemicals - Other: 0%#
124,100	Kingboard Chemical Holdings Ltd., Wts 40HKD, Exp. 10/31/12*	77,414
	Total Warrants	77,414
	(costs $0)

	Total Investments in Securities	286,465,803
	(costs $199,655,473): 99.4%

	Other Assets less Liabilities: 0.6%	1,607,250

	Net Assets: 100%	$288,073,053

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.5% of net assets.
# Less than 0.1% of net assets.
ADR - American Depository Receipt
HKD - Hong Kong Dollar

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 98.7%	Value

	Machinery-General Industries: 0.1%
91,478	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	$126,155

	Oil & Gas - Drilling: 6.6%
119,970	Patterson-UTI Energy, Inc.	2,049,088
14,930	Transocean Ltd.*	959,850
83,297	Unit Corp.*	3,106,145
		6,115,083

	Oil & Gas - Exploration & Production: 39.2%
876,500	Afren PLC*	1,522,839
38,070	Anadarko Petroleum Corp.	2,171,894
31,409	Apache Corp.	3,070,544
85,618	Bill Barrett Corp.*	3,082,248
91,000	Canadian Natural Resources Ltd.	3,147,721
141,400	Chesapeake Energy Corp.	3,202,710
91,089	Coastal Energy Co.*	354,122
214,250	Dragon Oil Plc*	1,481,724
54,128	Falkland Oil & Gas Ltd.*	110,538
52,200	Forest Oil Corp.*	1,550,340
73,700	Gazprom OAO - ADR	1,546,963
2,026	Insignia Energy Ltd.*	3,210
296,942	JKX Oil & Gas PLC	1,502,949
55,086	Newfield Exploration Co.*	3,164,140
150,121	Nexen, Inc.	3,020,220
40,735	Noble Energy Inc.	3,058,791
199,198	OPTI Canada, Inc.*	160,690
280,000	Pantheon Resources PLC*†	107,763
31,520	Pioneer Natural Resources Co.	2,049,746
73,000	Swift Energy Co.*	2,049,840
62,740	WesternZagros Resources Ltd.*	23,172
		36,382,164

	Oil & Gas - Field Services: 6.2%
94,300	Halliburton Co.	3,118,501
199,280	Helix Energy Solutions Group, Inc.*	2,219,979
84,900	Kentz Corp Ltd.	392,105
		5,730,585

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 98.7%	Value

	Oil & Gas - Integrated: 43.2%
473,485	BP PLC	$3,181,955
37,700	Chevron Corp.	3,055,585
53,628	ConocoPhillips	3,079,856
141,200	ENI SpA	3,047,136
52,543	Hess Corp.	3,106,342
94,000	Marathon Oil Corp.	3,111,400
83,033	OMV AG	3,108,332
2,670,000	PetroChina Co., Ltd. - H Shares	3,107,432
117,400	Repsol YPF SA	3,024,065
100,271	Royal Dutch Shell PLC - A Shares	3,033,254
147,550	Statoil ASA	3,078,375
97,476	Suncor Energy, Inc.	3,173,725
58,900	Total SA	3,035,573
		40,143,030

	Oil Refining & Marketing: 3.4%
179,399	Valero Energy Corp.	3,141,276

	Total Common Stocks	91,638,293
	(cost $85,017,904)
	Total Investments in Securities	$91,638,293
	(cost $85,017,904)

	Other Assets less Liabilities: 1.3%	1,209,400

	Net Assets: 100%	$92,847,693

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.1% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 101.1%	Value

	Audio/Video Products: 3.5%
39,048	Sony Corp. - ADR	$1,207,364

	Automobile Manufacturers: 3.7%
17,930	Honda Motor Co., Ltd. - ADR	638,129
8,740	Toyota Motor Corp. - ADR	625,609
		1,263,738

	Cable/Satellite TV: 3.3%
63,710	Comcast Corp. - Class A	1,151,877

	Commercial Banks: 8.3%
28,890	Capital One Financial Corp.	1,142,600
137,850	Citigroup, Inc.*	537,615
31,304	State Street Corp.	1,178,909
		2,859,124

	Computer Aided Design: 3.9%
67,810	Parametric Technology Corp.*	1,325,007

	Computers: 3%
21,500	Research In Motion Ltd.*	1,046,835

	E-Commerce: 12.3%
9,150	Amazon.com, Inc.*	1,437,099
52,880	eBay, Inc.*	1,290,272
9,240	NetFlix, Inc.*	1,498,358
		4,225,729

	Electronics: 15.3%
41,270	Garmin Ltd.	1,252,545
15,830	L-3 Communications Holdings, Inc.	1,144,034
126,905	NVIDIA Corp.*	1,482,250
3,990	Samsung Electronics Co., Ltd. - GDR	1,368,570
		5,247,399

	Finance-Investment Bank/Broker: 3.7%
77,740	TD Ameritrade Holding Corp.*	1,255,501

	Finance-Other Services: 3.5%
11,620	IntercontinentalExchange, Inc.*	1,216,846

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2010 (Unaudited)

Shares	Common Stock: 101.1%	Value

	Internet Content-Information: 4.1%
162,910	Infospace, Inc.*	$1,410,801

	Multi-line Insurance: 0.5%
4,083	American International Group, Inc.*	159,645

	Oil & Gas Producers: 3.8%
31,550	BP PLC - ADR	1,298,914

	Prepackaged Software: 7.8%
34,540	Check Point Software Technologies*	1,275,562
51,920	Oracle Corp.	1,394,052
		2,669,614

	Retail-Discount: 8.2%
34,800	Best Buy Co., Inc.	1,420,884
21,890	Costco Wholesale Corp.	1,411,686
		2,832,570

	Semiconductor: 6.8%
96,570	Applied Materials, Inc.	1,127,938
119,649	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,213,241
		2,341,179

	Telecommunications: 5.6%
206,850	Qwest Communications International, Inc.	1,296,950
25,915	Vodafone Group PLC - ADR	642,951
		1,939,901

	Wireless Equipment: 3.8%
129,342	Nokia OYJ - ADR	1,297,300

	Total Common Stocks	34,749,344
	(cost $45,450,597)

	Liabilities in Excess of Other Assets: -1%	(353,639)

	Net Assets: 100%	$34,395,705

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2010

Note 1 – Organization
Guinness Atkinson Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as a non-diversified, open-end management investment company.  Currently, the Trust offers six separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on September 30, 2006.

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.

Note 2 Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ investment advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its net asset value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2010

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2010, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
Cost of investments	$65,502,812	$42,662,510	$6,087,163	$199,655,473	$85,017,904	$45,450,597
Gross unrealized appreciation	7,948,683	16,472,529	978,729	96,515,975	10,487,588	2,468,705
Gross unrealized depreciation	(28,153,590)	(1,146,691)	(322,508)	(9,705,645)	(3,867,199)	(13,169,958)
Net unrealized appreciation (depreciation) on investments	(20,204,907)	15,325,838	656,221	86,810,330	6,620,389	(10,701,253)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2010

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2010, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at value
Common Stocks
Energy	$12,218,030	$-	$-		$12,218,030
Industrial	21,355,148	-	-		21,355,148
Technology	8,101,730	-	-	(a)	8,101,730
Utilities	3,622,997	-	-		3,622,997
Total Investments, at value	$45,297,905	$-	$-	(a)	$45,297,905
Other Financial Instruments*	$-	$-	$-		$-
Total Assets	$45,297,905	$-	$-	(a)	$45,297,905

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Alternative Energy Fund	Investments, at value		Other Financial Instruments*
Balance as of 06/30/2010	$595,568	(a)	$--
Realized gain (loss)	--		--
Change in unrealized appreciation (depreciation)	84,962		--
Net purchases (sales)	--		--
Transfers in and/or out of Level 3	(680,530)		--
Balance as of 09/30/10	$-	(a)	--

(a)	Applied Intellectual Capital Ltd. fair valued at zero.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2010

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$8,572,159	$-	$-	$8,572,159
Communications	5,542,931	-	-	5,542,931
Consumer, Cyclical	7,416,856	-	-	7,416,856
Consumer, Non-cyclical	2,539,777	-	-	2,539,777
Energy	12,925,928	-	-	12,925,928
Exchange Traded Funds ("ETFs")	1,268,951	-	-	1,268,951
Financial	1,327,839	-	-	1,327,839
Industrial	5,923,722	-	-	5,923,722
Technology	10,587,204	-	-	10,587,204
Utilities	1,865,140	-	-	1,865,140
Warrants
Basic Materials	17,841			17,841
Total Investments, at value	$57,988,348	$-	$-	$57,988,348
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$57,988,348	$-	$-	$57,988,348

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$1,197,128	$-	$-	$1,197,128
Communications	959,491	-	-	959,491
Consumer, Cyclical	502,273	-	-	502,273
Consumer, Non-cyclical	603,109	-	-	603,109
Energy	764,893	-	-	764,893
Financial	775,845	-	-	775,845
Industrial	432,340	-	-	432,340
Technology	949,632	-	-	949,632
Utilities	558,673	-	-	558,673
Total Investments, at value	$6,743,384	$-	$-	$6,743,384
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$6,743,384	$-	$-	$6,743,384

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2010

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$20,251,914	$-	$-	$20,251,914
Communications	38,676,863	-	-	38,676,863
Consumer, Cyclical	62,210,897	-	-	62,210,897
Consumer, Non-cyclical	3,015,101	-	-	3,015,101
Energy	51,012,114	-	-	51,012,114
Exchange Traded Funds ("ETFs")	8,059,596	-	-	8,059,596
Financial	54,489,889	-	-	54,489,889
Industrial	25,464,309	-	-	25,464,309
Technology	14,698,816	-	-	14,698,816
Utilities	8,508,890	-	-	8,508,890
Warrants
Basic Materials	77,414			77,414
Total Investments, at value	$286,465,803	$-	$-	$286,465,803
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$286,465,803	$-	$-	$286,465,803

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Energy	$91,512,138	$-	$-	$91,512,138
Industrial	126,155			126,155
Total Investments, at value	$91,638,293	$-	$-	$91,638,293
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$91,638,293	$-	$-	$91,638,293

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Communications	$10,025,608	$-	$-	$10,025,608
Consumer, Cyclical	5,303,672	-	-	5,303,672
Energy	1,298,914	-	-	1,298,914
Financial	5,491,116	-	-	5,491,116
Industrial	2,396,579	-	-	2,396,579
Technology	10,233,455	-	-	10,233,455
Total Investments, at value	$34,749,344	$-	$-	$34,749,344
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$34,749,344	$-	$-	$34,749,344

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/29/10

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/10

* Print the name and title of each signing officer under his or her signature.

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